Derivative Financial Instruments (Details) - Schedule of derivative financial instruments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Interest rate swaps [Member]
Derivative Financial Instruments (Details) - Schedule of derivative financial instruments [Line Items]
Derivative financial instruments		$ 1,518,249